                                                  U.S. SECURITIES AND EXCHANGE COMMISSION
                                                                           Washington, D.C.  20549

                                                                                       FORM 24F-2
                                                            ANNUAL NOTICE OF SECURITES SOLD
                                                                        PURSUANT TO RULE 24F-2

                               READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:       Harris Associates Investment Trust
Two North LaSalle Street, Suite 500
Chicago, Illinois 60602-3790

2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                                                                                                       [ X ]

3.  Investment Company Act File Number:  811-06279

     Securities Act File Number:  33-38953

4(a).  Last day of fiscal year for which this Form is filed: September 30, 2008.

4(b).  [  ] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer’s fiscal year).  (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.

4(c).  [  ] Check box if this is the last time the issuer will be filing this Form.

5.           Calculation of registration fee:

     (i)     Aggregate sale price of securities sold
             during the fiscal year pursuant to
             section 24(f):                                                                                                     $10,653,119,003

     (ii)   Aggregate price of securities redeemed
              or repurchased during the fiscal year:                                                             $11,687,518,435

     (iii)  Aggregate price of securities redeemed
            or repurchased during any PRIOR fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to
            the Commission:                                                                                                 $0

     (iv)  Total available redemption credits
             [add items 5(ii) and 5(iii)]:                                                                                $11,687,518,435

     (v)   Net sales -- if item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                                                                                    $0

     (vi)  Redemption credits available for use
                             in future years -- if Item 5(i) is
                             less than Item 5(iv) [subtract Item
                             5(iv) from Item 5(i)]:                                                                        $(1,034,399,432)

     (vii)  Multiplier for determining registration
                             fee (See Instruction C.9):                                                               x.0000558

     (viii) Registration fee due [multiply Item 5(v)
                             by Item 5(vii)] (enter “0” if no fee
                                       is due):                                                                                            = $0
                                                                                                                    ----------------------------

6.   Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11,
1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.   Interest due -- if this Form is being filed more than 90 days after the
       end of the issuer’s fiscal year (see Instruction D):                                                 $0

8.   Total of the amount of the registration fee due plus any interest due
       [Item 5(viii) plus Item 7]:                                                                                              $0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

           Method of Delivery: None

                                                                                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ John J. Kane
John J. Kane
Treasurer

Date: December 19, 2008

*Please print the name and title of the signing officer below the signature.